Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Information [Abstract]
Schedule of Operating Segments Based on Internal Management Report	The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:
	For the Six Months Ended June 30, 2023
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$98,813	$47,710	$12,855	$159,378
Depreciation and amortization	$(1,884)	$(1,278)	$(28)	$(3,190)
Segment income (loss) before tax	$6,332	$(938)	$(3,408)	$1,986
	For the Six Months Ended June 30, 2022
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$89,851	$29,346	$5,531	$124,728
Depreciation and amortization	$(1,633)	$(407)	$(37)	$(2,077)
Segment income (loss) before tax	$8,466	$(819)	$(34)	$7,613
The revenue and operating results by segments were as follows:
	Year ended December 31, 2020
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$154,238	$84,161	$526	$238,925
Depreciation and amortization	$(1,090)	$(449)	$(74)	$(1,613)
Segment income (loss) before tax	$12,864	$(3,616)	$(874)	$8,374
	Year ended December 31, 2021
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$187,880	$56,766	$4,589	$249,235
Depreciation and amortization	$(3,404)	$(578)	$(73)	$(4,055)
Segment income (loss) before tax	$15,891	$(4,256)	$(1,105)	$10,530
	Year ended December 31, 2022
	Automotive after-sales service	Insurance intermediation service	Others	Consolidated
Revenues from external customers	$199,294	$67,640	$15,479	$282,413
Depreciation and amortization	$(3,452)	$(1,558)	$(68)	$(5,078)
Segment income (loss) before tax	$(8,109)	$(2,212)	$(353)	$(10,674)

Schedule of Total Assets from Continuing Operations by Segments	The total assets from continuing operations by segments as of December 31, 2022 and June 30, 2023 were as follows:
	December 31,	June 30,
	2022	2023
Segment assets
Automotive after-sales service	$113,992	$136,841
Insurance intermediation service	68,123	66,893
Others	9,853	20,285
Total segment assets from continuing operations	$191,968	$224,019
The total assets from continuing operations by segments as of December 31, 2021 and 2022 were as follows:
	December 31,
	2021	2022
Segment assets
Automotive after-sales service	$153,723	$113,992
Insurance intermediation service	49,729	68,123
Others	1,943	9,853
Total segment assets from continuing operations	$205,395	$191,968